1933 Act/Rule 497(j)


                                      August 29, 1997

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   Phoenix Strategic Equity Series Fund
      Registration No. 33-6931

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for Version A of such registrant, filed electronically on August 20, 1997.

                                     Very truly yours,
                                     /s/ Edwin L. Kerr
                                     Edwin L. Kerr, Counsel
                                     Phoenix Home Life Mutual Insurance Company